UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2013

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		BTG Pactual Europe LLP

				Address:   	Berkeley Square House
						4-19 Berkeley Square
						London, W1J 6BR
						United Kingdom


					Form 13F File Number:  28-15217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Joshua Shapiro

Title:		Chief Compliance Officer

Phone:      	(212) 293 - 4658


Signature, 		Place, 		and Date of Signing:
Joshua Shapiro		New York	10 May 2013

Report Type:

[ ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

BTG Pactual Global Asset Management Ltd
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